SUBSEQUENT EVENTS (Details Narrative)																																			5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 12, 2022 USD ($) shares	Jan. 10, 2022 USD ($) shares	Jan. 06, 2022 USD ($) shares	Jan. 04, 2022 USD ($) shares	Dec. 21, 2021 shares	Dec. 20, 2021 USD ($) shares	Dec. 13, 2021 USD ($) shares	Dec. 02, 2021 USD ($) shares	Nov. 18, 2021 USD ($) shares	Oct. 19, 2021	Oct. 15, 2021 shares	Oct. 14, 2021 USD ($) $ / shares shares	Oct. 06, 2021 USD ($) shares	Oct. 05, 2021 USD ($) shares	Apr. 09, 2021	Mar. 19, 2021 shares	Mar. 02, 2021 USD ($) d / TradingDays $ / shares	Feb. 17, 2021 shares	Feb. 16, 2021 shares	Feb. 12, 2021 shares	Feb. 11, 2021 USD ($)	Feb. 08, 2021 USD ($) shares	Feb. 05, 2021 USD ($) d / TradingDays $ / shares	Dec. 30, 2020 shares	Dec. 29, 2020 USD ($) shares	Nov. 27, 2020 USD ($) shares	Sep. 23, 2020 USD ($) shares	Sep. 09, 2020 USD ($) shares	Aug. 18, 2020 shares	Aug. 17, 2020 USD ($) shares	Aug. 06, 2020 USD ($) shares	Jul. 27, 2020 USD ($) shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Jan. 24, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 02, 2021 $ / shares	Mar. 12, 2020 $ / shares
Subsequent Event [Line Items]
Value of common stock shares issued of services																																				$ 29,850
Conversion price | $ / shares																																			$ 0.00906		$ 0.00906
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																							$ 0.04
Warrant term																																						5 years
Number of common stock shares issued | shares																								10,000,000	1,769,447	10,000,000	4,000,000		262,481	4,000,000	892,592	2,000,000				207,578
Debt interest																									$ 494						$ 726					$ 1,926
Loss on conversion of debt																									23,357		$ 24,000			$ 20,000	17,852	$ 52,800
Fair value of common stock shares issued																									41,051	$ 163,000	48,000			60,000	26,778	72,800
Liability reduction																									17,694		24,000			40,000	8,926	20,000
Principal amount																									$ 16,000		$ 24,000			$ 40,000	$ 7,000	$ 20,000
Stock Issued During Period, Shares, Acquisitions | shares					2,000,000
Debt instrument, description															The Note accrued interest at 12% if paid within 60 days and thereafter 15% compounding monthly. The Note was convertible, in whole or in part, at any time and from time to time before maturity (June 9, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder was 60% multiplied by the Market Price (as defined herein)(representing a discount rate of 40%), subject to adjustment as described herein
Debt instrument, interest rate																																						12.00%
GPL Ventures LLC [Member]
Subsequent Event [Line Items]
Convertible promissory note																																	$ 100,000
Conversion price | $ / shares																																	$ 0.01
Debt term																																	1 year
Debt interest rate																																	10.00%
Principal amount																																			$ 16,000		$ 16,000
Debt instrument, description																																	The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Debt instrument, maturity date																																	Jun. 23, 2021
Trading percentage																																	60.00%
Trading days | d / TradingDays																																	20
Convertible Promissory Note [Member] | GPL Ventures LLC [Member]
Subsequent Event [Line Items]
Convertible promissory note																	$ 50,000						$ 75,000
Conversion price | $ / shares																	$ 0.01						$ 0.01
Debt term																	1 year						1 year
Debt instrument, description																	The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60						The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Debt instrument, maturity date																	Mar. 02, 2022						Feb. 05, 2022
Trading percentage																	60.00%						60.00%
Trading days | d / TradingDays																	20						20
Debt instrument, interest rate																	10.00%						10.00%
Convertible Promissory Note [Member] | Quick Capital, LLC [Member]
Subsequent Event [Line Items]
Convertible promissory note																							$ 25,000
Conversion price | $ / shares																							$ 0.01
Debt term																							1 year
Debt instrument, description																							The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Debt instrument, maturity date																							Feb. 05, 2022
Trading percentage																							60.00%
Trading days | d / TradingDays																							20
Debt instrument, interest rate																							10.00%
Royalty [Member] | Foam Shield Inc [Member]
Subsequent Event [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage					4.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Number shares of common stock and warrant | shares												2,298,852
Number of right to purchase of shares | shares												66,666,667
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.015
Warrant term												5 years
Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible promissory note												$ 666,667
Note Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion price | $ / shares												$ 0.01
Debt term												1 year
Debt interest rate												10.00%
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Conversion price | $ / shares																																						$ 0.015
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase agreement description										In consideration for the purchase of all Lyell Environmental Services, Inc. shares from the Shareholder, the Company was to pay the Shareholder (i) $50,000 upon execution of the Agreement that was held in escrow, (ii) $1,300,000 at Closing, and (iii) 1,000,000 shares of the Company’s common stock. Under the amended Agreement (the “Amended Agreement”), the Company paid to the Shareholder (i) the $50,000 paid upon execution of the Agreement and that was held in escrow, (ii) $1,000,000 at Closing, and (iii) 1,000,000 shares of the Company’s common stock. The Company also issued the Shareholder a Promissory Note (the “Promissory Note”) in the amount of $186,537.92. The Promissory Note accrues interest at 7% per annum and is due on December 18, 2021. The transaction closed on October 19, 2021
Registration Rights Agreement [Member] | GPL Ventures LLC [Member]
Subsequent Event [Line Items]
Debt instrument, description																	The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on March 9, 2021.						The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on February 10, 2021.
Registration Rights Agreement [Member] | Quick Capital, LLC [Member]
Subsequent Event [Line Items]
Debt instrument, description																							The Company and Quick also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures. The transaction closed on February 12, 2021.
Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued for services | shares																				750,000
Lloyd Spencer [Member]
Subsequent Event [Line Items]
Stock issued for services | shares													2,000,000
Value of common stock shares issued of services													$ 48,000
Lloyd Spencer [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares																												1,020,000						840,000
Fair value of common stock shares issued																												$ 18,768						$ 33,600
Lloyd Spencer [Member] | 2021 Stock Option Incentive Plan [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares														4,000,000
Accrued wages														$ 98,000
David Brad ford [Member]
Subsequent Event [Line Items]
Stock issued for services | shares													6,000,000
Value of common stock shares issued of services													$ 144,000
Bill Edmonds [Member]
Subsequent Event [Line Items]
Stock issued for services | shares													2,000,000
Value of common stock shares issued of services													$ 48,000
Employees [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued for services | shares											300,000
Note Holder [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares	5,714,286	5,714,286	9,070,295	5,673,765		5,714,286	2,448,980	2,082,128	1,800,000
Debt interest				$ 32,667		$ 6,667	$ 18,000	$ 18,000	$ 18,000
Loss on conversion of debt	$ 10,000	$ 15,143	$ 19,047	21,234		18,857	10,163	3,862	12,600
Fair value of common stock shares issued	40,000	45,143	69,841	53,901		58,857	28,163	28,162	30,600
Liability reduction	30,000	30,000	50,794	$ 32,667		40,000	$ 18,000	$ 18,000	$ 18,000
Principal amount	$ 30,000	$ 30,000	$ 50,794			$ 33,333
Note Holder One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares				6,802,721			4,264,392		3,000,000
Debt interest							$ 30,000		$ 30,000
Loss on conversion of debt				$ 25,459			19,041		21,000
Fair value of common stock shares issued				64,626			49,041		51,000
Liability reduction				39,167			$ 30,000		$ 30,000
Principal amount				$ 39,167
Amwaste Inc Seller [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount																						$ 110,000
Payments for purchasing assets																					$ 50,000	$ 150,000
Restricted shares issued for acquiring assets, shares | shares																			2,000,000			2,000,000
Debt instrument, description																						The Note principal shall be reduced by $10,000 if the Note is paid in full on or before March 8, 2021.
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Restricted shares issued for acquiring assets, shares | shares																		1,616,379
Chief Executive Officer [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Shares vested | shares																																			850,000
Board of Directors [Member]
Subsequent Event [Line Items]
Shares vested | shares																																					766,379
Chief Financial Officer [Member]
Subsequent Event [Line Items]
Restricted shares issued for acquiring assets, shares | shares																		766,379
Consulting Agreement [Member]
Subsequent Event [Line Items]
Restricted shares issued for acquiring assets, shares | shares																750,000